Consolidated statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit for the period	£ 241		£ 305		£ 741
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value though other comprehensive income	(456)		(93)		(144)
– fair value losses	(643)		(107)		(140)
– fair value losses/(gains) transferred to the income statement on disposal	1		(15)		(48)
– expected credit losses recognised in income statement	5		0		(5)
– income taxes	181		29		49
Cash flow hedges	(433)		(99)		(66)
– fair value (losses)/gains	(614)		(170)		130
– fair value losses/(gains) reclassified to the income statement	26		22		(224)
– income taxes	155		49		28
Exchange differences and other	366		(191)		(412)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	64		8		36
– before income taxes	83		12		49
– income taxes	(19)		(4)		(13)
Equity instruments designated at fair value through other comprehensive income	1		0		2
– fair value gains	1		0		2
– income taxes	0		0		0
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	365	[1]	27	[2]	(25)	[3]
– before income taxes	508		47		(44)
– income taxes	(143)		(20)		19
Other comprehensive expense for the period, net of tax	(93)		(348)		(609)
Total comprehensive income/(expense) for the period	148		(43)		132
Attributable to:
– the parent company	147		(41)		134
– non-controlling interests	£ 1		£ (2)		£ (2)

[1]	At 30 June 2022, the cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £320m. The cumulative change on 31 December 2021 was a loss of £165m.
[2]	At 31 December 2021, the cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of £165m.
[3]	At 30 June 2021, the cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a loss of of £209m.